Supplement to the
Fidelity’s Targeted International Equity Funds®
December 30, 2023
Prospectus

Effective after the close of business on or about September 6, 2024, new positions in Fidelity® Latin America Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until Fidelity® Latin America Fund’s Reorganization takes place on or about September 13, 2024.
Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Latin America Fund and Fidelity® Emerging Markets Fund pursuant to which Fidelity® Latin America Fund would be reorganized on a tax-free basis with and into Fidelity® Emerging Markets Fund.
As a result of the proposed Reorganization, shareholders of each class of Fidelity® Latin America Fund would receive shares of the corresponding class of Fidelity® Emerging Markets Fund.
The Agreement provides for the transfer of all of the assets of Fidelity® Latin America Fund in exchange for corresponding shares of Fidelity® Emerging Markets Fund equal in value to the net assets of Fidelity® Latin America Fund and the assumption by Fidelity® Emerging Markets Fund of all of the liabilities of Fidelity® Latin America Fund. After the exchange, Fidelity® Latin America Fund will distribute the Fidelity® Emerging Markets Fund shares to its shareholders pro rata, in liquidation of Fidelity® Latin America Fund. As a result, shareholders of Fidelity® Latin America Fund will become shareholders of Fidelity® Emerging Markets Fund (these transactions are collectively referred to as the “Reorganization”).
A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Latin America Fund is expected to be held during the third quarter of 2024 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Latin America Fund in advance of the meeting.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about September 13, 2024. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise (an “Adjournment”), the Reorganization will become effective, if approved, as soon as practicable thereafter.
In connection with seeking shareholder approval of the Agreement, effective the close of business on March 22, 2024, new positions in Fidelity® Latin America Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.
If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Latin America Fund. Prior to such liquidation the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. In this event, effective after the close of business on July 16, 2024 (or such later date as may be required in connection with an Adjournment), the fund will no longer permit new positions in the fund to be opened. Existing shareholders will be permitted to continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation on or about September 13, 2024 or as soon as practicable thereafter in the event of an Adjournment.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Emerging Markets Fund please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Canada Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.98% A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%B
Total annual operating expenses	1.00%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P/TSX Composite Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$102
3 years	$318
5 years	$552
10 years	$ 1,225

The following information replaces similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.87%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%B
Total annual operating expenses	0.92%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$94
3 years	$293
5 years	$509
10 years	$ 1,131

The following information replaces similar information for Fidelity® Emerging Asia Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.79%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%B
Total annual operating expenses	0.84%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI AC (All Country) Asia ex Japan Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$86
3 years	$268
5 years	$466
10 years	$ 1,037

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%B
Total annual operating expenses	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$89
3 years	$278
5 years	$482
10 years	$ 1,073

The following information replaces similar information for Fidelity® Europe Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.61%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%B
Total annual operating expenses	0.65%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI Europe Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$66
3 years	$208
5 years	$362
10 years	$ 810

The following information replaces similar information for Fidelity® Japan Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%B
Total annual operating expenses	0.87%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Tokyo Stock Price Index (TOPIX). The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$89
3 years	$278
5 years	$482
10 years	$ 1,073

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%B
Total annual operating expenses	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$89
3 years	$278
5 years	$482
10 years	$ 1,073

The following information replaces similar information for Fidelity® Latin America Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.88%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%B
Total annual operating expenses	0.98%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$100
3 years	$312
5 years	$542
10 years	$ 1,201

The following information replaces similar information for Fidelity® Nordic Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%B
Total annual operating expenses	0.89%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$91
3 years	$284
5 years	$493
10 years	$ 1,096

The following information replaces similar information for Fidelity® Pacific Basin Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	1.00%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%B
Total annual operating expenses	1.03%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI AC (All Country) Pacific Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$105
3 years	$328
5 years	$569
10 years	$ 1,259

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, when determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, the annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Fidelity® China Region Fund	0.87%
Fidelity® Emerging Markets Fund	0.84%
Fidelity® Japan Smaller Companies Fund	0.84%
Fidelity® Latin America Fund	0.88%
Fidelity® Nordic Fund	0.85%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the annual basic fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Fidelity® Canada Fund	0.86%
Fidelity® Emerging Asia Fund	0.87%
Fidelity® Europe Fund	0.84%
Fidelity® Japan Fund	0.87%
Fidelity® Pacific Basin Fund	0.83%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the performance adjustment rate is calculated monthly by comparing over the performance period a fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Canada Fund	S&P/TSX Composite Index
Fidelity® Emerging Asia Fund	MSCI AC (All Country) Asia ex Japan Index
Fidelity® Europe Fund	MSCI Europe Index
Fidelity® Japan Fund	Tokyo Stock Price Index (TOPIX)
Fidelity® Pacific Basin Fund	MSCI AC (All Country) Pacific Index

For the purposes of calculating the performance adjustment for each of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus. To the extent that other classes of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund the performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

TIF-PSTK-0824-210 1.483702.210	August 21, 2024